UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2011

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Hawaiian Tax-Free Trust
Schedule of Investments
December 31, 2011
(unaudited)

Principal	Security	Moody's/S&P
Amount	Description	Ratings	Value	(a)

Municipal Bonds (98.0%):
General Obligation Bonds (57.5%):

	City and County of Honolulu, Hawaii
$5,000,000	5.000%, 09/01/19 Series F	Aa1/NR***	$6,195,800
5,000,000	5.000%, 09/01/20	Aa1/NR***	6,103,350
3,500,000	5.250%, 09/01/26	Aa1/NR***	4,066,125
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,409,502
7,390,000	5.250%, 09/01/28 Series D	Aa1/NR***	8,503,156
8,585,000	5.250%, 09/01/30	Aa1/NR***	9,815,059
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,376,331

	City and County of Honolulu, Hawaii, Board of Water Supply System, Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA	3,176,543

	City and County of Honolulu, Hawaii
7,720,000	5.000%, 07/01/21 FGIC Insured	Aa1/NR***	8,696,812

	City and County of Honolulu, Hawaii
8,500,000	5.000%, 07/01/17 NPFG Insured	Aa1/NR***	9,380,260

	City and County of Honolulu, Hawaii
8,270,000	5.000%, 07/01/21 NPFG FGIC Insured	Aa1/NR***	9,316,403
1,000,000	5.000%, 07/01/22 NPFG FGIC Insured	Aa1/NR***	1,121,800

	City and County of Honolulu, Hawaii Refunding, Series A
8,105,000	5.000%, 07/01/27	Aa1/NR***	8,665,947

	City and County of Honolulu, Hawaii Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,659,350
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,329,550
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,293,850

	City and County of Honolulu, Hawaii Refunding, Series F
1,500,000	5.000%, 07/01/28 NPFG FGIC Insured	Aa1/NR***	1,630,830

	City and County of Honolulu, Hawaii, Series A 1993, ETM, Collateral: U.S. Government Securities
920,000	6.000%, 01/01/12 FGIC TCRS Insured	Aa1/NR	920,138

	City and County of Honolulu, Hawaii, Series A 1994, ETM, Collateral: U.S. Government Securities
775,000	5.750%, 04/01/13 FGIC Insured	Aa1/NR	827,088

	City and County of Honolulu, Hawaii, Series A 2003, Unrefunded Portion
425,000	5.250%, 03/01/15 NPFG Insured	Aa1/NR***	445,999
670,000	5.250%, 03/01/17 NPFG Insured	Aa1/NR***	704,699
285,000	5.250%, 03/01/18 NPFG Insured	Aa1/NR***	299,589

	City and County of Honolulu, Hawaii, Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA-	3,273,000

	City and County of Honolulu, Hawaii, Series A
1,580,000	6.000%, 01/01/12 FGIC TCRS Insured	Aa1/NR	1,580,237
3,025,000	5.750%, 04/01/13 FGIC TCRS Insured	Aa1/NR	3,227,131

	City and County of Honolulu, Hawaii, Series A
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	5,632,650
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR***	5,609,000
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR***	13,046,640

	City and County of Honolulu, Hawaii, Series A
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR***	7,586,040

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 03/01/13 @100, Collateral: U.S. Government Securities
2,575,000	5.250%, 03/01/15 NPFG Insured	NR/AA+	2,721,595
4,110,000	5.250%, 03/01/17 NPFG Insured	NR/AA+	4,343,982
1,715,000	5.250%, 03/01/18 NPFG Insured	NR/AA+	1,812,635

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,405,540
5,000,000	5.000%, 04/01/19	Aa1/NR***	6,153,700
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,753,178

	City and County of Honolulu, Hawaii, Series C
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR***	7,664,593

	City and County of Honolulu, Hawaii, Series D
2,595,000	5.000%, 07/01/22 AGM Insured	Aa1/AA-	2,911,071

	City and County of Honolulu, Hawaii, Series D
3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR***	4,240,988
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	6,849,302

	City and County of Honolulu, Hawaii, Series F
1,000,000	5.250%, 07/01/19 NPFG FGIC Insured	Aa1/NR***	1,143,140
5,335,000	5.250%, 07/01/20 NPFG FGIC Insured	Aa1/NR***	6,073,044

	City and County of Honolulu, Hawaii, Water Utility Refunding and Improvement, ETM, Collateral: U.S. Government Securities
1,125,000	6.000%, 12/01/12 FGIC Insured	Aa1/NR	1,182,938
1,050,000	6.000%, 12/01/15 FGIC Insured	Aa1/NR	1,258,184

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,266,034
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,663,176
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,365,414
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,792,192
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,257,976

	County of Hawaii
2,010,000	5.250%, 07/15/21 NPFG Insured	Aa2/AA-	2,213,131

	County of Hawaii, Series A
1,900,000	5.000%, 07/15/17	Aa2/AA-	2,269,303

	County of Hawaii, Series A
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,231,563
1,085,000	5.000%, 03/01/30	Aa2/AA-	1,213,431

	County of Hawaii, Series A
1,000,000	5.000%, 07/15/16 AGM Insured	Aa2/AA-	1,066,020
2,000,000	5.000%, 07/15/17 AGM Insured	Aa2/AA-	2,135,540
1,000,000	5.000%, 07/15/18 AGM Insured	Aa2/AA-	1,066,180
1,500,000	5.000%, 07/15/19 AGM Insured	Aa2/AA-	1,597,605

	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA-	2,101,989

	County of Hawaii, Series A
1,000,000	5.600%, 05/01/12 NPFG FGIC Insured	Aa2/AA-	1,017,180
1,000,000	5.600%, 05/01/13 NPFG FGIC Insured	Aa2/AA-	1,068,910

	County of Kauai, Hawaii, 2005-Series A
1,560,000	5.000%, 08/01/16 NPFG FGIC Insured	Aa2/AA	1,775,483
2,010,000	5.000%, 08/01/17 NPFG FGIC Insured	Aa2/AA	2,284,606
2,060,000	5.000%, 08/01/18 NPFG FGIC Insured	Aa2/AA	2,337,544
1,400,000	5.000%, 08/01/19 NPFG FGIC Insured	Aa2/AA	1,587,572

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,101,070
1,445,000	4.000%, 08/01/22	Aa2/AA	1,660,319
1,000,000	3.625%, 08/01/25	Aa2/AA	1,055,920

	County of Kauai, Hawaii, Series A
1,000,000	5.000%, 08/01/23 NPFG FGIC Insured	Aa2/AA	1,102,920
1,555,000	5.000%, 08/01/24 NPFG FGIC Insured	Aa2/AA	1,709,956
1,500,000	5.000%, 08/01/25 NPFG FGIC Insured	Aa2/AA	1,643,505
1,000,000	5.000%, 08/01/28 NPFG FGIC Insured	Aa2/AA	1,083,840
1,000,000	5.000%, 08/01/29 NPFG FGIC Insured	Aa2/AA	1,080,280

	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+	1,354,375
1,105,000	5.000%, 03/01/19 NPFG Insured	Aa1/AA+	1,226,992

	County of Maui, Hawaii, 2002 - Series A, Prerefunded to 03/01/12 @100, Collateral: U.S. Government Securities
1,105,000	5.250%, 03/01/15 NPFG Insured	NR/AA+	1,113,674
1,205,000	5.250%, 03/01/16 NPFG Insured	NR/AA+	1,214,459
1,000,000	5.250%, 03/01/18 NPFG Insured	NR/AA+	1,007,850
1,750,000	5.250%, 03/01/19 NPFG Insured	NR/AA+	1,763,738
1,000,000	5.000%, 03/01/20 NPFG Insured	NR/AA+	1,007,460

	County of Maui, Hawaii, Series A
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+	1,317,452
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+	867,428

	County of Maui, Hawaii, Refunding, 2005 Series A, B & C
1,000,000	5.000%, 03/01/18 NATL-RE Insured	Aa1/AA+	1,114,340

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,561,776
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,335,453
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,706,903

	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,636,589

	State of Hawaii, Prerefunded to 02/01/12 @100
1,050,000	5.500%, 02/01/21	Aa2/AA	1,054,011

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR*	888,302

	State of Hawaii Prerefunded 2/01/12 @100
1,450,000	5.500%, 02/01/21 AGM Insured	Aa2/AA	1,455,539

	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA	5,708,100

	State of Hawaii
3,895,000	5.000%, 08/01/20 NPFG Insured	Aa2/AA	3,895,506
1,770,000	5.250%, 08/01/21 NPFG Insured	Aa2/AA	1,770,248

	State of Hawaii Prerefunded 10/01/14 @100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA	5,602,500

	State of Hawaii
2,330,000	6.000%, 12/01/12 NPFG FGIC Insured	Aa2/AA	2,449,785

	State of Hawaii, Series BZ
3,500,000	6.000%, 10/01/12 NPFG FGIC Insured	Aa2/AA	3,646,860

	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG FGIC Insured	Aa2/AA	3,617,610

	State of Hawaii , Series CV
1,015,000	5.000%, 08/01/21 NPFG FGIC Insured	Aa2/AA	1,015,132

	State of Hawaii, Series CX, Prerefunded 02/01/12 @ 100
8,725,000	5.500%, 02/01/13 AGM Insured	Aa2/AA	8,758,330

	State of Hawaii, Series CX, Prerefunded 2/01/12 @100
3,075,000	5.500%, 02/01/16 AGM Insured	Aa2/AA	3,086,747

	State of Hawaii, Series CZ, Prerefunded to 07/01/12 @100
1,275,000	5.500%, 07/01/14	Aa2/AA	1,307,806
3,000,000	5.250%, 07/01/15	Aa2/AA	3,073,530
3,000,000	5.250%, 07/01/17 AGM Insured	Aa2/AA	3,073,530

	State of Hawaii, Series DD Prerefunded 5/01/14 @100
5,000,000	5.250%, 05/01/23 NPFG Insured	Aa2/AA	5,551,300

	State of Hawaii, Series DE
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA	2,713,500

	State of Hawaii, Series DE, Prerefunded to 10/01/14 @100
240,000	5.000%, 10/01/21	Aa2/BBB	268,572

	State of Hawaii, Series DE, Unrefunded Portion
15,760,000	5.000%, 10/01/21 NPFG Insured	NR/AA	17,449,630

	State of Hawaii, Series DF
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA	3,981,425
10,000,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA	11,066,700
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA	5,497,750

	State of Hawaii, Series DF, Prerefunded to 07/01/15 @100
2,995,000	5.000%, 07/01/22	Aa2/NR	3,425,831
3,390,000	5.000%, 07/01/23	Aa2/NR	3,877,652

	State of Hawaii, Series DF, Unrefunded Portion
7,005,000	5.000%, 07/01/22 AMBAC Insured	NR/AA	7,845,530
1,610,000	5.000%, 07/01/23 AMBAC Insured	NR/AA	1,791,544

	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA	2,280,280

	State of Hawaii, Series DI
5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA	5,735,000
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA	3,129,170
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA	5,663,500

	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	5,737,050

	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM-CR AMBAC Insured	Aa2/AA	5,737,050

	State of Hawaii, Series DK
5,000,000	5.000%, 05/01/12	Aa2/AA	5,076,250

	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,168,340

	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	12,055,300

	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa2/AA	7,184,401

	State of Hawaii, Series DZ
7,500,000	5.000%, 12/01/26	Aa2/AA	8,854,500
5,000,000	5.000%, 12/01/28	Aa2/AA	5,818,700
7,500,000	5.000%, 12/01/29	Aa2/AA	8,658,750
8,500,000	5.000%, 12/01/30	Aa2/AA	9,735,475
1,500,000	5.000%, 12/01/31	Aa2/AA	1,704,420

	Total General Obligation Bonds		488,795,073

Revenue Bonds (40.5%):

	ABAG Finance Authority for Nonprofit Corporations, California Revenue Jewish Home San Francisco, VRDO, daily reset
9,700,000	0.020%, 11/15/35 Wells Fargo LOC	VMIG1/NR	9,700,000

	Board of Regents, University of Hawaii, University System, Series A, Prerefunded to 07/15/12 @100, Collateral: State & Local Government Series 100%
2,000,000	5.500%, 07/15/19 FGIC Insured	Aa2/A+	2,055,560
2,000,000	5.500%, 07/15/21 FGIC Insured	Aa2/A+	2,055,560
2,000,000	5.500%, 07/15/22 FGIC Insured	Aa2/A+	2,055,560
3,000,000	5.500%, 07/15/29 FGIC Insured	Aa2/A+	3,083,340

	Board of Regents, University of Hawaii, University System, Series B
1,110,000	5.250%, 10/01/12 AGM Insured	Aa3/AA-	1,113,541
1,000,000	5.250%, 10/01/13 AGM Insured	Aa3/AA-	1,003,050
1,140,000	5.250%, 10/01/14 AGM Insured	Aa3/AA-	1,143,101
1,395,000	5.250%, 10/01/15 AGM Insured	Aa3/AA-	1,398,878

	City and County of Honolulu, Hawaii Board of Water Supply Water Systems
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA	5,443,350

	City and County of Honolulu, Hawaii Board of Water Supply Systems, Refunding Series A
3,075,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA	3,381,239
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA	4,849,352

	City and County of Honolulu, Hawaii, Board of Water Supply System, Refunding Series A
400,000	4.750%, 07/01/20 NPFG FGIC Insured	Aa2/AA	426,076

	City and County of Honolulu, Hawaii Board of Water Supply Water Systems, Unrefunded Portion
1,510,000	5.125%, 07/01/21 AGM Insured	Aa2/AA	1,514,319

	City and County of Honolulu, Hawaii Board of Water Supply Water Systems
2,545,000	4.750%, 07/01/19 NPFG FGIC Insured	Aa2/AA	2,726,280

	City and County of Honolulu, Hawaii, Wastewater System
5,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/AA-	5,251,750

	City and County of Honolulu, Hawaii, Wastewater System, Series A
1,825,000	5.000%, 07/01/22 NPFG FGIC Insured	Aa2/AA	2,001,496

	City and County of Honolulu, Hawaii, Wastewater System, Senior Series A
3,370,000	5.000%, 07/01/18 NPFG FGIC Insured	Aa2/AA	3,775,580
2,000,000	5.000%, 07/01/24 NPFG FGIC Insured	Aa2/AA	2,159,800
5,360,000	4.500%, 07/01/28	Aa2/NR***	5,843,847
4,480,000	4.500%, 07/01/30	Aa2/NR***	4,809,101
1,000,000	4.000%, 07/01/31	Aa2/NR***	1,025,430
2,000,000	5.250%, 07/01/36	Aa2/NR***	2,246,160

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution, Senior Series A
1,000,000	5.000%, 07/01/36 NPFG Insured	Aa2/AA	1,049,090

	City and County of Honolulu, Hawaii Wastewater System, Second Bond, Junior B-1 Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/AA-	1,530,334
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/AA-	2,199,979
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/AA-	2,301,463

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Linked Certificates (Kapiolani Health Care)
2,185,000	6.400%, 07/01/13	A3/BBB+	2,336,005

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series A VRDO*, weekly reset
13,735,000	0.120%, 07/01/29 Bank of America LOC	VMIG1/A-1	13,735,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series B, VRDO* weekly reset
14,645,000	0.110%, 07/01/29 Bank of America LOC	VMIG1/A-1	14,645,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc.), Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-	4,972,745

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc.), Series A
4,125,000	4.950%, 04/01/12 NPFG Insured	Baa2/BBB	4,149,874

	Hawaii State Department of Budget and Finance of the State of Hawaii Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiaries Projects), Series A-AMT
5,700,000	5.650%, 10/01/27 NPFG Insured	Baa2/BBB	5,762,358

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.) Series B-AMT
1,000,000	5.750%, 12/01/18 AMBAC Insured	Baa1/BBB-	1,007,460

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc., and Subsidiaries Projects), Series B-AMT
1,000,000	5.000%, 12/01/22 Syncora Guarantee, Inc. Insured	Baa1/BBB-	1,012,270

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc.), Series D-AMT
2,500,000	6.150%, 01/01/20 AMBAC Insured	Baa1/BBB-	2,503,600

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Wilcox Memorial Hospital Projects)
1,145,000	5.350%, 07/01/18	A3/BBB+	1,146,374

	Hawaii State Department of Hawaiian Home Lands
575,000	4.000%, 04/01/12	A1/NR****	578,065
730,000	4.500%, 04/01/14	A1/NR****	772,544
500,000	5.000%, 04/01/15	A1/NR****	546,145
715,000	5.000%, 04/01/17	A1/NR****	812,011
1,000,000	5.500%, 04/01/20	A1/NR****	1,169,330

	Honolulu, Hawaii City & County Wastewater Systems, 1st Board Resolution-Senior Series A
2,455,000	5.000%, 07/01/21	Aa2/AA	2,921,622
2,800,000	5.000%, 07/01/22	Aa2/AA	3,283,728
3,300,000	5.000%, 07/01/23	Aa2/AA	3,823,611
2,500,000	5.000%, 07/01/24	Aa2/AA	2,861,975

	Honolulu, Hawaii City & County Wastewater Systems, 2nd Board Resolution Resolution-Junior-Series A
1,155,000	4.000%, 07/01/13	Aa3/AA-	1,215,603
1,000,000	4.000%, 07/01/14	Aa3/AA-	1,071,520
1,000,000	5.000%, 07/01/20	Aa2/AA	1,203,830
1,030,000	5.000%, 07/01/22	Aa3/AA-	1,204,101

	Honolulu, Hawaii City & County Wastewater Systems, 2nd Board Resolution Resolution-Junior-Series A
7,400,000	4.500%, 07/01/27	Aa3/AA-	7,978,828

	Puerto Rico Commonwealth Highway & Transportation Authority, Series G, Prerefunded to 07/01/13 @100
840,000	5.250%, 07/01/15	Baa1/NR	901,068

	Puerto Rico Commonwealth Highway & Transportation Authority, Series G, Unrefunded Portion
160,000	5.250%, 07/01/15 FGIC Insured	Baa1/BBB	168,098

	Puerto Rico Electric Power Authority Power Revenue Bonds Series QQ
3,195,000	5.500%, 07/01/16 Syncora Guarantee, Inc. Insured	A3/BBB+	3,628,689

	Puerto Rico Electric Power Authority Power Revenue Series TT
5,000,000	5.000%, 07/01/26	A3/BBB+	5,181,850

	Puerto Rico Electric Power Authority Power Revenue, Refunding Series UU
1,000,000	4.250%, 07/01/13	A3/BBB+	1,040,940

	State of Hawaii Airport System, AMT, Second Series, ETM, Collateral: U.S. Government Securities
1,455,000	6.900%, 07/01/12 NPFG Insured	NR/BBB	1,499,101

	State of Hawaii Airport System Revenue Refunding, AMT
15,000,000	5.000%, 07/01/21	A2/A	16,893,600
5,000,000	5.000%, 07/01/22	A2/A	5,554,200
1,500,000	5.000%, 07/01/23	A2/A	1,648,545
3,000,000	5.000%, 07/01/24	A2/A	3,274,560

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A	1,353,953
1,000,000	5.250%, 07/01/23	A2/A	1,151,330

	State of Hawaii Airport System Revenue Refunding, Series A
1,000,000	5.250%, 07/01/27	A2/A	1,109,730

	State of Hawaii Airport System, Series A
2,000,000	4.000%, 07/01/20	A2/A	2,173,900
3,000,000	5.000%, 07/01/22	A2/A	3,432,210

	State of Hawaii Harbor Capital Improvement, Series B-AMT
3,000,000	5.500%, 07/01/19 AMBAC Insured	NR/NR**	3,035,970

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+	17,869,170
3,000,000	5.625%, 07/01/40	A2/A+	3,205,380

	State of Hawaii Harbor System, Series A
4,910,000	5.250%, 01/01/25 AGM Insured	Aa3/AA-	5,161,932
1,450,000	5.250%, 01/01/27 AGM Insured	Aa3/AA-	1,511,872

	State of Hawaii Harbor System, Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	Aa3/AA-	2,197,420
2,215,000	5.250%, 07/01/17 AGM Insured	Aa3/AA-	2,528,046

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,196,620
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,222,360
6,135,000	5.500%, 07/01/18	Aa2/AA+	7,659,854
5,220,000	6.000%, 01/01/23	Aa2/AA+	6,422,479

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+	1,117,090
2,000,000	5.000%, 07/01/22 AGM Insured	Aa2/AA+	2,214,760
2,250,000	5.000%, 01/01/26	Aa2/AA+	2,640,150
7,120,000	5.000%, 01/01/28	Aa2/AA+	8,221,535
6,600,000	5.000%, 01/01/29	Aa2/AA+	7,560,234
3,980,000	5.000%, 01/01/30	Aa2/AA+	4,522,713
3,040,000	5.000%, 01/01/32	Aa2/AA+	3,402,550

	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+	2,269,940

	State of Hawaii Housing Finance and Development Corporation Single Family Mortgage, Series A-AMT
2,190,000	5.300%, 07/01/22 FNMA Insured	Aaa/AA+	2,199,089
6,905,000	5.400%, 07/01/29 FNMA Insured	Aaa/AA+	6,906,864
905,000	5.750%, 07/01/30 FNMA Insured	Aaa/AA+	905,127
690,000	5.400%, 07/01/30 FNMA Insured	Aaa/AA+	690,138

	State of Hawaii Housing Finance and Development Corporation Single Family Mortgage, Series B
2,395,000	5.450%, 07/01/17 FNMA Insured	Aaa/AA+	2,395,000
4,790,000	5.300%, 07/01/28 FNMA Insured	Aaa/AA+	4,791,102

	State of Hawaii Housing Finance and Development Corporation Single Family Mortgage, Series B
2,215,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+	2,399,111

	State of Hawaii Housing Finance and Development Corporation Multifamily Revenue, Kuhio Park Terrace, Series B
2,525,000	1.250%, 10/01/13 FHLMC Insured	NR/AA+	2,538,660

	University of Hawaii
2,725,000	5.500%, 10/01/22	Aa2/A+	3,316,134

	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/A+	5,627,750

	University of Hawaii Revenue Refunding, Series A
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/A+	5,155,762

	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,145,840
5,225,000	5.250%, 10/01/34	Aa2/A+	5,758,002

	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,078,580
500,000	4.000%, 10/01/15	Aa2/A+	549,295
2,175,000	4.000%, 10/01/17	Aa2/A+	2,469,038
1,000,000	4.000%, 10/01/19	Aa2/A+	1,149,670

	University of Hawaii, Series B-2
1,500,000	4.000%, 10/01/14	Aa2/A+	1,617,870

	University of Hawaii
2,000,000	5.000%, 10/01/23 AGM-ICC NPFG Insured	Aa2/AA-	2,223,960

	University of Hawaii, University System, Prerefunded to 07/12/12 @100 Collateral: State and Local Government Securities
1,650,000	5.125%, 07/15/32 FGIC Insured	Aa2/A+	1,692,570

	Total Revenue Bonds		344,438,246

	Total Investments (cost $782,804,473-note b) - 98.0%		833,233,319
	Other assets less liabilities - 2.0%		17,433,316
	NET ASSETS - 100.0%		$850,666,635

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agancy") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

Fitch Ratings:
*** AA
**** A

Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa or VMIG1of Moody's	7.0%
	Prerefunded bonds †† / Escrowed to Maturity bonds	9.7
	Aa of Moody's or AA of S&P	71.6
	A of Moody's	9.0
	Baa of Moody's	2.3
	Not rated**	0.4
100.0%

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
ABAG	Association of Bay Area Governments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICC	Insured Custody Certificate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $782,804,473 amounted to $50,428,846 which consisted of aggregate gross unrealized appreciation of $50,429,273 and aggregate gross unrealized depreciation of $427.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	833,233,319
Level 3 – Significant Unobservable Inputs	-
Total	$833,233,319
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee February 24, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer February 24, 2012